UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-07319

Fidelity Covington Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2023

Item 1.

Reports to Stockholders

Fidelity® High Yield Factor ETF
Fidelity® Preferred Securities & Income ETF

Semi-Annual Report
February 28, 2023

Contents

Fidelity® High Yield Factor ETF
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Preferred Securities & Income ETF
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

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NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® High Yield Factor ETF
Investment Summary February 28, 2023 (Unaudited)
Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
TransDigm, Inc.	3.7
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	2.2
Occidental Petroleum Corp.	2.2
CCO Holdings LLC/CCO Holdings Capital Corp.	2.1
Ford Motor Credit Co. LLC	2.0
Royal Caribbean Cruises Ltd.	1.9
New Fortress Energy, Inc.	1.9
FMG Resources Pty Ltd.	1.6
Performance Food Group, Inc.	1.6
LPL Holdings, Inc.	1.5
20.7

Market Sectors (% of Fund's net assets)

Energy	17.2
Diversified Financial Services	11.7
Technology	4.6
Automotive & Auto Parts	4.4
Aerospace	4.3

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Foreign investments - 15.9%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Fidelity® High Yield Factor ETF
Schedule of Investments February 28, 2023 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds - 96.6%
	Principal Amount (a)	Value ($)
Aerospace - 4.3%
Bombardier, Inc. 7.5% 2/1/29 (b)	1,500,000	1,470,064
Hexcel Corp. 4.95% 8/15/25	269,000	262,376
TransDigm, Inc.:
4.875% 5/1/29	4,029,000	3,455,003
6.25% 3/15/26 (b)	3,054,000	3,013,522
6.75% 8/15/28 (b)(c)	3,630,000	3,611,850
8% 12/15/25 (b)	133,000	135,926
TOTAL AEROSPACE		11,948,741
Air Transportation - 2.3%
Air Canada 3.875% 8/15/26 (b)	280,000	252,233
Allegiant Travel Co. 7.25% 8/15/27 (b)	320,000	314,400
American Airlines, Inc.:
7.25% 2/15/28 (b)	215,000	210,313
11.75% 7/15/25 (b)	534,900	586,668
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (b)	645,634	628,362
Bristow Group, Inc. 6.875% 3/1/28 (b)	166,000	156,267
Rand Parent LLC 8.5% 2/15/30 (b)	2,000,000	1,920,210
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (b)	1,115,000	1,120,296
United Airlines, Inc. 4.375% 4/15/26 (b)	762,900	718,026
United Continental Holdings, Inc. 4.875% 1/15/25	369,000	358,557
TOTAL AIR TRANSPORTATION		6,265,332
Automotive & Auto Parts - 4.4%
Adient Global Holdings Ltd. 8.25% 4/15/31 (b)(c)	2,000,000	2,000,000
Allison Transmission, Inc. 3.75% 1/30/31 (b)	4,455,000	3,697,650
Ford Motor Credit Co. LLC:
3.37% 11/17/23	787,000	771,063
4.687% 6/9/25	1,143,000	1,092,805
4.95% 5/28/27	2,400,000	2,236,056
6.95% 3/6/26	1,400,000	1,399,832
Gates Global LLC/Gates Global Co. 6.25% 1/15/26 (b)	175,000	170,991
Jaguar Land Rover Automotive PLC 7.75% 10/15/25 (b)	175,000	172,375
LCM Investments Holdings 4.875% 5/1/29 (b)	276,000	224,331
Thor Industries, Inc. 4% 10/15/29 (b)	443,000	356,910
TOTAL AUTOMOTIVE & AUTO PARTS		12,122,013
Banks & Thrifts - 0.6%
AG TTMT Escrow Issuer LLC 8.625% 9/30/27 (b)	500,000	506,158
PennyMac Financial Services, Inc. 5.75% 9/15/31 (b)	600,000	478,046
UniCredit SpA 7.296% 4/2/34 (b)(d)	289,693	272,986
VistaJet Malta Finance PLC / XO Management Holding, Inc. 7.875% 5/1/27 (b)	450,000	429,194
TOTAL BANKS & THRIFTS		1,686,384
Broadcasting - 2.3%
DISH Network Corp. 11.75% 11/15/27 (b)	2,000,000	2,026,450
Nexstar Broadcasting, Inc. 4.75% 11/1/28 (b)	2,147,000	1,877,058
Sirius XM Radio, Inc. 3.125% 9/1/26 (b)	1,970,000	1,741,652
Univision Communications, Inc. 7.375% 6/30/30 (b)	505,000	478,943
WMG Acquisition Corp. 3.75% 12/1/29 (b)	300,000	253,250
TOTAL BROADCASTING		6,377,353
Building Materials - 1.0%
Builders FirstSource, Inc. 4.25% 2/1/32 (b)	1,880,000	1,578,307
Jeld-Wen, Inc. 4.625% 12/15/25 (b)	471,000	423,268
Standard Industries, Inc./New Jersey 4.375% 7/15/30 (b)	867,000	721,778
TOTAL BUILDING MATERIALS		2,723,353
Cable/Satellite TV - 3.4%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 1/15/34 (b)	3,045,000	2,279,342
4.5% 5/1/32	2,005,000	1,586,857
6.375% 9/1/29 (b)	1,640,000	1,529,029
7.375% 3/1/31 (b)	500,000	485,053
CSC Holdings LLC 4.5% 11/15/31 (b)	1,550,000	1,100,467
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (b)	613,000	548,033
DISH DBS Corp. 5.125% 6/1/29	2,100,000	1,240,859
Dolya Holdco 18 DAC 5% 7/15/28 (b)	650,000	564,205
TOTAL CABLE/SATELLITE TV		9,333,845
Capital Goods - 1.8%
ATS Automation Tooling System, Inc. 4.125% 12/15/28 (b)	480,000	419,055
Chart Industries, Inc.:
7.5% 1/1/30 (b)	370,000	375,550
9.5% 1/1/31 (b)	1,000,000	1,045,000
EnerSys 4.375% 12/15/27 (b)	1,247,000	1,132,092
Patrick Industries, Inc. 4.75% 5/1/29 (b)	897,000	762,549
Resideo Funding, Inc. 4% 9/1/29 (b)	1,523,000	1,247,961
TOTAL CAPITAL GOODS		4,982,207
Chemicals - 3.5%
Avient Corp. 5.75% 5/15/25 (b)	105,000	102,915
CVR Partners LP 6.125% 6/15/28 (b)	320,000	284,248
INEOS Finance PLC 6.75% 5/15/28 (b)	1,000,000	976,360
INEOS Quattro Finance 2 PLC 3.375% 1/15/26 (b)	480,000	422,169
Koppers, Inc. 6% 2/15/25 (b)	750,000	725,078
NOVA Chemicals Corp. 4.25% 5/15/29 (b)	709,000	587,017
Nufarm Australia Ltd. 5% 1/27/30 (b)	455,000	397,217
Olin Corp. 5% 2/1/30	2,170,300	1,974,874
The Chemours Co. LLC:
4.625% 11/15/29 (b)	2,280,000	1,850,379
5.75% 11/15/28 (b)	2,000,000	1,756,565
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.125% 4/1/29 (b)	400,000	266,285
W.R. Grace Holding LLC 5.625% 8/15/29 (b)	270,000	216,487
TOTAL CHEMICALS		9,559,594
Consumer Products - 1.7%
BlueLinx Corp. 6% 11/15/29 (b)	425,000	362,954
Evergreen AcqCo./TVI, Inc. 9.75% 4/26/28 (b)	500,000	494,455
Ferrellgas LP/Ferrellgas Finance Corp. 5.375% 4/1/26 (b)	556,000	500,531
Grubhub Holdings, Inc. 5.5% 7/1/27 (b)	286,000	225,940
Prestige Brands, Inc. 3.75% 4/1/31 (b)	401,000	325,813
Rakuten Group, Inc. 10.25% 11/30/24 (b)	1,000,000	1,000,049
TripAdvisor, Inc. 7% 7/15/25 (b)	1,403,000	1,404,883
Vista Outdoor, Inc. 4.5% 3/15/29 (b)	510,000	413,738
TOTAL CONSUMER PRODUCTS		4,728,363
Containers - 0.7%
Ball Corp. 5.25% 7/1/25	263,000	258,775
BWAY Holding Co. 7.875% 8/15/26 (b)	600,000	603,750
Graphic Packaging International, Inc. 3.75% 2/1/30 (b)	273,000	232,651
Sealed Air Corp.:
5% 4/15/29 (b)	400,000	365,273
6.125% 2/1/28 (b)	390,000	384,131
TOTAL CONTAINERS		1,844,580
Diversified Financial Services - 11.7%
BrightSphere Investment Group, Inc. 4.8% 7/27/26	1,707,000	1,566,173
Burford Capital Global Finance LLC 6.25% 4/15/28 (b)	600,000	523,136
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (b)	810,000	700,650
Castlelake Aviation Finance 5% 4/15/27 (b)	414,000	373,225
Compass Group Diversified Holdings LLC 5% 1/15/32 (b)	500,000	395,084
Credit Acceptance Corp. 6.625% 3/15/26	1,479,000	1,384,802
Enova International, Inc. 8.5% 9/15/25 (b)	525,000	503,891
First Cash Financial Services, Inc. 5.625% 1/1/30 (b)	3,060,000	2,706,690
goeasy Ltd. 4.375% 5/1/26 (b)	2,962,000	2,622,168
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29	2,300,000	1,986,516
5.25% 5/15/27	4,520,000	4,203,600
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5% 8/15/28 (b)	345,000	291,356
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.75% 6/15/29 (b)	598,000	486,278
LPL Holdings, Inc.:
4% 3/15/29 (b)	3,000,000	2,639,428
4.375% 5/15/31 (b)	1,599,000	1,383,184
MidCap Financial Issuer Trust 5.625% 1/15/30 (b)	250,000	196,447
Nationstar Mortgage Holdings, Inc.:
5.5% 8/15/28 (b)	44,000	37,373
6% 1/15/27 (b)	500,000	460,000
Navient Corp. 4.875% 3/15/28	900,000	765,126
OneMain Finance Corp.:
3.875% 9/15/28	4,014,000	3,191,130
6.625% 1/15/28	371,000	345,478
Oxford Finance LLC / Oxford Finance Co. 6.375% 2/1/27 (b)	639,000	602,253
PRA Group, Inc.:
5% 10/1/29 (b)	1,881,000	1,603,007
7.375% 9/1/25 (b)	1,171,000	1,167,143
8.375% 2/1/28 (b)	1,000,000	1,008,750
StoneX Group, Inc. 8.625% 6/15/25 (b)	1,240,000	1,247,172
TOTAL DIVERSIFIED FINANCIAL SERVICES		32,390,060
Diversified Media - 0.6%
Lamar Media Corp. 3.625% 1/15/31	2,069,000	1,704,090
Energy - 17.2%
Aethon United BR LP / Aethon United Finance Corp. 8.25% 2/15/26 (b)	185,000	177,939
Altus Midstream LP 5.875% 6/15/30 (b)	240,000	221,810
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375% 6/15/29 (b)	633,000	569,700
Antero Resources Corp. 8.375% 7/15/26 (b)	275,000	284,297
Archrock Partners LP / Archrock Partners Finance Corp. 6.25% 4/1/28 (b)	102,000	96,827
Baytex Energy Corp. 8.75% 4/1/27 (b)	145,000	147,538
Buckeye Partners LP 4.5% 3/1/28 (b)	330,000	289,776
California Resources Corp. 7.125% 2/1/26 (b)	140,000	141,057
Chord Energy Corp. 6.375% 6/1/26 (b)	508,000	489,885
Citgo Petroleum Corp.:
6.375% 6/15/26 (b)	715,000	690,322
7% 6/15/25 (b)	624,000	614,253
Civitas Resources, Inc. 5% 10/15/26 (b)	1,088,000	1,005,849
CNX Midstream Partners LP 4.75% 4/15/30 (b)	403,000	330,393
CNX Resources Corp. 6% 1/15/29 (b)	105,000	95,196
Comstock Resources, Inc. 5.875% 1/15/30 (b)	3,000,000	2,580,000
Coronado Finance Pty Ltd. 10.75% 5/15/26 (b)	160,000	165,741
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6% 2/1/29 (b)	409,000	372,067
CVR Energy, Inc. 5.75% 2/15/28 (b)	3,000,000	2,662,650
Delek Logistics Partners LP 7.125% 6/1/28 (b)	2,263,000	1,991,440
DT Midstream, Inc. 4.125% 6/15/29 (b)	800,000	686,000
Energy Ventures GoM LLC / EnVen Finance Corp. 11.75% 4/15/26 (b)	210,000	216,883
Genesis Energy LP/Genesis Energy Finance Corp. 8.875% 4/15/30	600,000	602,947
Harvest Midstream I LP 7.5% 9/1/28 (b)	250,000	241,090
Hess Midstream Partners LP:
4.25% 2/15/30 (b)	175,000	147,767
5.5% 10/15/30 (b)	125,000	112,500
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (b)	500,000	464,544
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (b)	460,000	417,445
Independence Energy Finance LLC 7.25% 5/1/26 (b)	552,000	510,600
Leeward Renewable Energy LLC 4.25% 7/1/29 (b)	537,000	456,923
Matador Resources Co. 5.875% 9/15/26	165,300	159,383
Moss Creek Resources Holdings, Inc. 7.5% 1/15/26 (b)	310,000	278,644
Murphy Oil Corp.:
5.75% 8/15/25	543,000	537,486
6.375% 7/15/28	20,000	19,306
Nabors Industries, Inc. 7.375% 5/15/27 (b)	200,000	192,756
New Fortress Energy, Inc. 6.5% 9/30/26 (b)	5,873,000	5,373,783
Northern Oil & Gas, Inc. 8.125% 3/1/28 (b)	306,000	295,290
NuStar Logistics LP 5.625% 4/28/27	160,000	148,941
Occidental Petroleum Corp.:
6.125% 1/1/31	3,410,000	3,434,245
6.625% 9/1/30	2,201,000	2,261,528
7.5% 5/1/31	260,000	278,200
Oceaneering International, Inc. 4.65% 11/15/24	301,000	289,736
Patterson-UTI Energy, Inc. 5.15% 11/15/29	270,000	239,974
PBF Holding Co. LLC/PBF Finance Corp. 6% 2/15/28	465,000	433,766
PDC Energy, Inc. 6.125% 9/15/24	433,000	428,645
Perenti Finance Pty Ltd. 6.5% 10/7/25 (b)	530,000	515,955
Range Resources Corp. 8.25% 1/15/29	799,000	819,974
Rockcliff Energy II LLC 5.5% 10/15/29 (b)	480,000	440,352
Rockies Express Pipeline LLC 4.8% 5/15/30 (b)	704,000	608,704
SM Energy Co. 6.75% 9/15/26	450,000	434,157
Summit Midstream Holdings LLC 8.5% (b)(e)	300,000	284,849
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	1,728,000	1,516,517
4.5% 4/30/30	1,600,000	1,386,400
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
6% 9/1/31 (b)	500,000	427,267
7.5% 10/1/25 (b)	105,000	104,507
Talos Production, Inc. 12% 1/15/26	105,000	110,814
Tap Rock Resources LLC 7% 10/1/26 (b)	240,000	219,600
Tervita Corp. 11% 12/1/25 (b)	510,000	548,250
Transocean Titan Finance Ltd. 8.375% 2/1/28 (b)	222,000	226,595
U.S.A. Compression Partners LP:
6.875% 4/1/26	2,131,000	2,042,329
6.875% 9/1/27	196,000	185,581
Venture Global Calcasieu Pass LLC:
4.125% 8/15/31 (b)	248,000	213,280
6.25% 1/15/30 (b)	2,000,000	1,972,500
Vital Energy, Inc.:
7.75% 7/31/29 (b)	114,000	98,725
10.125% 1/15/28	76,000	74,688
W&T Offshore, Inc. 11.75% 2/1/26 (b)	500,000	505,105
Weatherford International Ltd. 6.5% 9/15/28 (b)	700,000	687,750
Western Gas Partners LP:
3.35% 2/1/25	2,276,000	2,157,111
4.3% 2/1/30	110,000	97,454
4.5% 3/1/28	92,000	84,816
5.5% 2/1/50	715,000	583,721
TOTAL ENERGY		47,502,123
Entertainment/Film - 0.5%
Live Nation Entertainment, Inc. 4.875% 11/1/24 (b)	1,364,000	1,323,080
Environmental - 1.0%
Clean Harbors, Inc. 6.375% 2/1/31 (b)	120,000	119,146
Covanta Holding Corp. 4.875% 12/1/29 (b)	630,000	532,134
GFL Environmental, Inc. 4% 8/1/28 (b)	2,426,000	2,111,129
TOTAL ENVIRONMENTAL		2,762,409
Food & Drug Retail - 0.6%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 6.5% 2/15/28 (b)	1,000,000	994,350
Parkland Corp. 5.875% 7/15/27 (b)	614,000	575,908
TOTAL FOOD & DRUG RETAIL		1,570,258
Food/Beverage/Tobacco - 2.9%
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (b)	82,000	79,890
Lamb Weston Holdings, Inc. 4.125% 1/31/30 (b)	1,012,000	888,122
Performance Food Group, Inc. 4.25% 8/1/29 (b)	5,160,000	4,505,351
Turning Point Brands, Inc. 5.625% 2/15/26 (b)	1,420,000	1,285,196
Vector Group Ltd. 5.75% 2/1/29 (b)	1,330,000	1,144,715
TOTAL FOOD/BEVERAGE/TOBACCO		7,903,274
Gaming - 1.5%
Caesars Entertainment, Inc. 6.25% 7/1/25 (b)	832,300	825,378
CDI Escrow Issuer, Inc. 5.75% 4/1/30 (b)	1,721,000	1,598,379
Churchill Downs, Inc. 5.5% 4/1/27 (b)	246,000	233,299
International Game Technology PLC 4.125% 4/15/26 (b)	105,000	97,913
MGM Resorts International 6.75% 5/1/25	151,000	151,373
Raptor Acquisition Corp. / Raptor Co-Issuer LLC 4.875% 11/1/26 (b)	677,000	626,225
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.125% 2/15/31 (b)	600,000	598,800
TOTAL GAMING		4,131,367
Healthcare - 3.5%
AMN Healthcare 4% 4/15/29 (b)	1,180,000	1,008,900
Avantor Funding, Inc. 3.875% 11/1/29 (b)	1,394,000	1,205,810
Bausch Health Companies, Inc. 4.875% 6/1/28 (b)	3,392,000	2,115,777
Community Health Systems, Inc. 4.75% 2/15/31 (b)	2,000,000	1,545,000
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (b)	345,000	293,139
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (b)	2,124,000	1,750,537
Hologic, Inc. 4.625% 2/1/28 (b)	101,000	94,182
Modivcare, Inc. 5.875% 11/15/25 (b)	895,000	845,220
Mozart Borrower LP 5.25% 10/1/29 (b)	885,000	726,306
Tenet Healthcare Corp. 4.625% 7/15/24	204,000	200,685
TOTAL HEALTHCARE		9,785,556
Homebuilders/Real Estate - 3.9%
American Finance Trust, Inc./American Finance Operating Partnership LP 4.5% 9/30/28 (b)	1,015,000	801,109
Arcosa, Inc. 4.375% 4/15/29 (b)	270,000	235,920
Brookfield Property REIT, Inc./BPR Nimbus LLC/BPR Cumulus LLC/GGSI Sellco LLC 4.5% 4/1/27 (b)	1,093,000	936,450
HAT Holdings I LLC/HAT Holdings II LLC:
3.375% 6/15/26 (b)	1,667,000	1,446,123
6% 4/15/25 (b)	900,000	867,393
iStar Financial, Inc. 4.25% 8/1/25	365,000	363,160
Kennedy-Wilson, Inc.:
4.75% 2/1/30	290,000	222,874
5% 3/1/31	3,000,000	2,295,459
LGI Homes, Inc. 4% 7/15/29 (b)	860,000	673,445
Office Properties Income Trust 2.65% 6/15/26	153,000	121,135
Service Properties Trust:
4.65% 3/15/24	113,000	110,366
4.75% 10/1/26	155,000	134,463
5.25% 2/15/26	181,000	164,258
7.5% 9/15/25	408,300	404,699
Starwood Property Trust, Inc.:
3.75% 12/31/24 (b)	977,000	919,496
4.375% 1/15/27 (b)	502,000	435,210
Uniti Group LP / Uniti Group Finance, Inc. 10.5% 2/15/28 (b)	650,000	650,130
TOTAL HOMEBUILDERS/REAL ESTATE		10,781,690
Hotels - 1.3%
Carnival Holdings (Bermuda) Ltd. 10.375% 5/1/28 (b)	625,000	668,750
Hilton Domestic Operating Co., Inc. 3.75% 5/1/29 (b)	2,050,000	1,777,452
Travel+Leisure Co. 6.625% 7/31/26 (b)	370,000	362,691
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (b)	933,000	845,031
TOTAL HOTELS		3,653,924
Insurance - 0.5%
MGIC Investment Corp. 5.25% 8/15/28	645,000	603,075
NMI Holdings, Inc. 7.375% 6/1/25 (b)	747,000	743,265
TOTAL INSURANCE		1,346,340
Leisure - 3.3%
Carnival Corp.:
4% 8/1/28 (b)	2,520,000	2,128,972
6% 5/1/29 (b)	472,000	366,047
7.625% 3/1/26 (b)	102,000	91,863
9.875% 8/1/27 (b)	410,000	417,376
NCL Corp. Ltd. 8.375% 2/1/28 (b)	500,000	509,395
Royal Caribbean Cruises Ltd.:
5.5% 8/31/26 (b)	1,300,000	1,194,466
11.625% 8/15/27 (b)	4,000,000	4,268,200
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (b)	235,000	201,738
TOTAL LEISURE		9,178,057
Metals/Mining - 3.0%
Cleveland-Cliffs, Inc. 5.875% 6/1/27	596,000	578,400
Eldorado Gold Corp. 6.25% 9/1/29 (b)	300,000	263,796
ERO Copper Corp. 6.5% 2/15/30 (b)	500,000	423,125
First Quantum Minerals Ltd. 6.875% 10/15/27 (b)	390,000	364,894
FMG Resources Pty Ltd.:
4.375% 4/1/31 (b)	127,000	107,332
5.875% 4/15/30 (b)	4,740,000	4,461,666
HudBay Minerals, Inc. 4.5% 4/1/26 (b)	859,000	771,245
Mineral Resources Ltd.:
8% 11/1/27 (b)	485,000	482,575
8.125% 5/1/27 (b)	883,000	881,465
TOTAL METALS/MINING		8,334,498
Paper - 1.4%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 6% 6/15/27 (b)	360,000	348,386
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (b)	2,000,000	1,874,920
Louisiana-Pacific Corp. 3.625% 3/15/29 (b)	700,000	584,871
Resolute Forest Products, Inc. 4.875% 3/1/26 (b)	515,000	527,556
Sylvamo Corp. 7% 9/1/29 (b)	600,000	593,990
TOTAL PAPER		3,929,723
Restaurants - 1.8%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.5% 2/15/29 (b)	370,000	313,778
4% 10/15/30 (b)	3,015,000	2,490,149
Yum! Brands, Inc.:
4.75% 1/15/30 (b)	130,000	118,463
5.375% 4/1/32	2,230,000	2,066,074
6.875% 11/15/37	123,000	127,873
TOTAL RESTAURANTS		5,116,337
Services - 3.9%
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6.625% 7/15/26 (b)	723,000	686,676
Aramark Services, Inc. 5% 4/1/25 (b)	150,000	145,504
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.75% 7/15/27 (b)	518,000	486,887
Booz Allen Hamilton, Inc. 4% 7/1/29 (b)	502,000	440,390
CoreCivic, Inc. 8.25% 4/15/26	429,000	434,307
Fair Isaac Corp. 4% 6/15/28 (b)	2,023,000	1,837,208
Fluor Corp. 4.25% 9/15/28	517,000	466,485
Iron Mountain, Inc.:
5% 7/15/28 (b)	2,507,000	2,272,395
5.25% 7/15/30 (b)	711,000	619,949
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)	900,000	850,860
TriNet Group, Inc. 3.5% 3/1/29 (b)	2,691,000	2,246,993
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)	270,000	251,162
TOTAL SERVICES		10,738,816
Steel - 0.5%
Carpenter Technology Corp.:
6.375% 7/15/28	36,000	34,491
7.625% 3/15/30	500,000	498,529
Commercial Metals Co. 4.125% 1/15/30	1,000,000	871,932
TOTAL STEEL		1,404,952
Super Retail - 2.2%
Asbury Automotive Group, Inc.:
4.75% 3/1/30	1,614,000	1,398,289
5% 2/15/32 (b)	680,000	579,498
Bath & Body Works, Inc. 9.375% 7/1/25 (b)	980,000	1,036,350
Group 1 Automotive, Inc. 4% 8/15/28 (b)	2,423,000	2,080,703
Sally Holdings LLC 5.625% 12/1/25	105,000	102,375
Sonic Automotive, Inc.:
4.625% 11/15/29 (b)	500,000	412,500
4.875% 11/15/31 (b)	450,000	358,058
TOTAL SUPER RETAIL		5,967,773
Technology - 4.6%
Atkore, Inc. 4.25% 6/1/31 (b)	892,000	776,540
Consensus Cloud Solutions, Inc. 6.5% 10/15/28 (b)	988,000	862,030
Gen Digital, Inc.:
5% 4/15/25 (b)	193,000	187,472
6.75% 9/30/27 (b)	3,000,000	2,948,843
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.5% 3/1/29 (b)	480,000	402,134
Iron Mountain Information Management Services, Inc. 5% 7/15/32 (b)	3,065,000	2,527,828
Match Group Holdings II LLC 5.625% 2/15/29 (b)	170,000	156,619
MicroStrategy, Inc. 6.125% 6/15/28 (b)	195,000	161,850
Open Text Holdings, Inc. 4.125% 12/1/31 (b)	2,100,000	1,671,075
Picard Midco, Inc. 6.5% 3/31/29 (b)	1,149,000	995,333
PTC, Inc. 3.625% 2/15/25 (b)	440,000	418,365
Seagate HDD Cayman 3.125% 7/15/29	203	163
Uber Technologies, Inc. 7.5% 5/15/25 (b)	1,387,000	1,401,060
Xerox Corp. 4.8% 3/1/35	250,000	163,846
Xerox Holdings Corp. 5% 8/15/25 (b)	105,000	97,730
TOTAL TECHNOLOGY		12,770,888
Telecommunications - 3.0%
Altice Financing SA 5.75% 8/15/29 (b)	700,000	572,467
Altice France SA:
5.125% 7/15/29 (b)	1,390,000	1,072,553
5.5% 10/15/29 (b)	410,000	319,672
Cogent Communications Group, Inc. 7% 6/15/27 (b)	2,055,000	1,988,213
Dycom Industries, Inc. 4.5% 4/15/29 (b)	1,155,000	1,012,386
Frontier Communications Holdings LLC:
5% 5/1/28 (b)	1,163,000	1,020,533
6% 1/15/30 (b)	355,000	283,556
8.75% 5/15/30 (b)	305,000	308,431
Lumen Technologies, Inc. 4.5% 1/15/29 (b)	755,000	399,018
Sabre GLBL, Inc. 9.25% 4/15/25 (b)	254,900	250,909
Telecom Italia Capital SA 7.2% 7/18/36	1,031,000	905,610
Windstream Escrow LLC 7.75% 8/15/28 (b)	251,000	205,117
TOTAL TELECOMMUNICATIONS		8,338,465
Textiles/Apparel - 0.1%
Foot Locker, Inc. 4% 10/1/29 (b)	127,000	104,407
Kontoor Brands, Inc. 4.125% 11/15/29 (b)	250,000	211,875
TOTAL TEXTILES/APPAREL		316,282
Transportation Ex Air/Rail - 0.7%
XPO Escrow Sub LLC 7.5% 11/15/27 (b)	2,000,000	2,029,115
Utilities - 0.9%
Calpine Corp.:
3.75% 3/1/31 (b)	1,176,000	954,713
5.25% 6/1/26 (b)	105,000	100,638
Solaris Midstream Holdings LLC 7.625% 4/1/26 (b)	346,000	341,728
TerraForm Power Operating LLC 5% 1/31/28 (b)	153,000	140,760
Vistra Operations Co. LLC 5.625% 2/15/27 (b)	1,148,000	1,087,868
TOTAL UTILITIES		2,625,707
TOTAL NONCONVERTIBLE BONDS (Cost $287,955,146)		267,176,549

Money Market Funds - 3.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (f) (Cost $8,906,567)	8,904,786	8,906,567

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $296,861,713)	276,083,116
NET OTHER ASSETS (LIABILITIES) - 0.2%	610,262
NET ASSETS - 100.0%	276,693,378

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $206,644,937 or 74.7% of net assets.

(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security is perpetual in nature with no stated maturity date.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	7,518,427	46,180,313	44,792,173	164,276	-	-	8,906,567	0.0%
Total	7,518,427	46,180,313	44,792,173	164,276	-	-	8,906,567

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	267,176,549	-	267,176,549	-

Money Market Funds	8,906,567	8,906,567	-	-
Total Investments in Securities:	276,083,116	8,906,567	267,176,549	-

Fidelity® High Yield Factor ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		February 28, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $287,955,146)	$267,176,549
Fidelity Central Funds (cost $8,906,567)	8,906,567

Total Investment in Securities (cost $296,861,713)		$276,083,116
Cash		35,751
Receivable for investments sold		2,803,912
Interest receivable		4,197,745
Distributions receivable from Fidelity Central Funds		20,303
Total assets		283,140,827
Liabilities
Payable for investments purchased on a delayed delivery basis	$4,970,000
Distributions payable	1,374,000
Accrued management fee	103,449
Total Liabilities		6,447,449
Net Assets		$276,693,378
Net Assets consist of:
Paid in capital		$320,307,369
Total accumulated earnings (loss)		(43,613,991)
Net Assets		$276,693,378
Net Asset Value , offering price and redemption price per share ($276,693,378 ÷ 6,000,000 shares)		$46.12

Statement of Operations
		Six months ended February 28, 2023 (Unaudited)
Investment Income
Dividends		$5,273
Interest		7,989,545
Income from Fidelity Central Funds		164,276
Total Income		8,159,094
Expenses
Management fee	$600,477
Independent trustees' fees and expenses	409
Total expenses before reductions	600,886
Expense reductions	(1,147)
Total expenses after reductions		599,739
Net Investment income (loss)		7,559,355
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(5,558,715)
Redemptions in-kind	(1,920,614)
Total net realized gain (loss)		(7,479,329)
Change in net unrealized appreciation (depreciation) on investment securities		6,393,338
Net gain (loss)		(1,085,991)
Net increase (decrease) in net assets resulting from operations		$6,473,364
Statement of Changes in Net Assets

	Six months ended February 28, 2023 (Unaudited)	Year ended August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,559,355	$13,042,306
Net realized gain (loss)	(7,479,329)	(16,010,975)
Change in net unrealized appreciation (depreciation)	6,393,338	(32,513,552)
Net increase (decrease) in net assets resulting from operations	6,473,364	(35,482,221)
Distributions to shareholders	(7,694,550)	(19,199,200)
Share transactions
Proceeds from sales of shares	22,996,706	122,215,264
Cost of shares redeemed	(20,078,039)	(70,069,896)
Net increase (decrease) in net assets resulting from share transactions	2,918,667	52,145,368
Total increase (decrease) in net assets	1,697,481	(2,536,053)

Net Assets
Beginning of period	274,995,897	277,531,950
End of period	$276,693,378	$274,995,897

Other Information
Shares
Sold	500,000	2,350,000
Redeemed	(450,000)	(1,350,000)
Net increase (decrease)	50,000	1,000,000

Financial Highlights
Fidelity® High Yield Factor ETF

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$46.22	$56.07	$54.49	$52.32	$50.21	$50.00
Income from Investment Operations
Net investment income (loss) B,C	1.305	2.383	2.250	2.518	2.589	.578
Net realized and unrealized gain (loss)	(.075)	(8.748)	2.335	2.323	2.006	.209
Total from investment operations	1.230	(6.365)	4.585	4.841	4.595	.787
Distributions from net investment income	(1.330)	(2.355)	(2.195)	(2.429)	(2.485)	(.577)
Distributions from net realized gain	-	(1.128)	(.808)	(.242)	-	-
Total distributions	(1.330)	(3.483)	(3.003)	(2.671)	(2.485)	(.577)
Net asset value, end of period	$46.12	$46.22	$56.07	$54.49	$52.32	$50.21
Total Return D,E,F	2.72%	(11.85)%	8.66%	9.61%	9.48%	1.59%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.45% I	.45%	.45%	.45%	.44% J	.45% I
Expenses net of fee waivers, if any	.45% I	.45%	.45%	.45%	.44% J	.45% I
Expenses net of all reductions	.45% I	.45%	.45%	.45%	.44% J	.45% I
Net investment income (loss)	5.72% I	4.64%	4.07%	4.84%	5.03%	5.21% I
Supplemental Data
Net assets, end of period (000 omitted)	$276,693	$274,996	$277,532	$114,421	$68,016	$12,553
Portfolio turnover rate K	54% I,L	72% L	177% L	179% L	76%	8% M

A For the period June 12, 2018 (commencement of operations) through August 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Based on net asset value.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J The size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

M Amount not annualized.

Fidelity® Preferred Securities & Income ETF
Investment Summary February 28, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

PNC Financial Services Group, Inc. 5%	4.7
Wells Fargo & Co. 5.9%	4.2
Truist Financial Corp. 5.125% 12/31/99	3.1
JPMorgan Chase & Co. 4.55%	3.0
Bank of America Corp. 5.875%	2.6
Goldman Sachs Group, Inc. 4.4%	2.5
Morgan Stanley 5.3%	2.4
Citigroup, Inc. 6.3%	2.3
Charles Schwab Corp. 4%	2.2
Goldman Sachs Group, Inc. 3 month U.S. LIBOR + 2.870% 7.7333%	1.9
28.9

Market Sectors (% of Fund's net assets)

Financials	71.8
Utilities	10.1
Energy	7.6
Communication Services	3.4
Industrials	1.6
Real Estate	1.6
Consumer Discretionary	0.7

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Foreign investments - 7.5%

Fidelity® Preferred Securities & Income ETF
Schedule of Investments February 28, 2023 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds - 12.0%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 1.6%
Media - 0.4%
Paramount Global 6.25% 2/28/57 (b)	153,000	126,225
Wireless Telecommunication Services - 1.2%
Vodafone Group PLC 7% 4/4/79 (b)	400,000	392,119
TOTAL COMMUNICATION SERVICES		518,344
ENERGY - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
Enterprise Products Operating LP:
3 month U.S. LIBOR + 2.980% 7.8576% 8/16/77 (b)(c)	33,000	31,565
5.25% 8/16/77 (b)	126,000	112,505
5.375% 2/15/78 (b)	67,000	55,945
Transcanada Trust:
5.3% 3/15/77 (b)	161,000	142,083
5.5% 9/15/79 (b)	128,000	112,877
5.625% 5/20/75 (b)	95,000	90,497
5.875% 8/15/76 (b)	129,000	122,556
		668,028
FINANCIALS - 6.2%
Diversified Financial Services - 0.9%
Apollo Management Holdings LP 4.95% 1/14/50 (b)(d)	324,000	279,450
Insurance - 5.3%
American International Group, Inc. 5.75% 4/1/48 (b)	129,000	124,485
Assurant, Inc. 7% 3/27/48 (b)	61,000	60,441
Liberty Mutual Group, Inc.:
4.125% 12/15/51 (b)(d)	150,000	125,141
4.3% 2/1/61 (d)	125,000	75,927
MetLife, Inc.:
6.4% 12/15/66 (b)	319,000	320,158
10.75% 8/1/69 (b)	128,000	171,520
Nippon Life Insurance Co. 3.4% 1/23/50 (b)(d)	100,000	86,959
PartnerRe Finance B LLC 4.5% 10/1/50 (b)	67,000	59,821
Prudential Financial, Inc.:
3.7% 10/1/50 (b)	200,000	168,625
5.125% 3/1/52 (b)	150,000	137,078
6% 9/1/52 (b)	200,000	192,933
6.75% 3/1/53 (b)	200,000	201,000
		1,724,088
TOTAL FINANCIALS		2,003,538
UTILITIES - 2.2%
Electric Utilities - 1.3%
Emera, Inc. 6.75% 6/15/76 (b)	125,000	119,934
NextEra Energy Capital Holdings, Inc. 5.65% 5/1/79 (b)	329,000	304,325
		424,259
Multi-Utilities - 0.9%
CMS Energy Corp. 3.75% 12/1/50 (b)	359,000	285,407
TOTAL UTILITIES		709,666
TOTAL NONCONVERTIBLE BONDS (Cost $4,365,475)		3,899,576

Nonconvertible Preferred Stocks - 24.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.5%
AT&T, Inc. 4.75%	25,000	498,750
Wireless Telecommunication Services - 0.3%
U.S. Cellular Corp. 5.50%	6,000	98,940
TOTAL COMMUNICATION SERVICES		597,690
ENERGY - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
DCP Midstream Partners LP:
7.95% (b)	775	19,654
Series B, 7.875% (b)	775	19,422
Energy Transfer LP:
7.60% (b)	6,755	164,147
7.625% (b)	2,960	71,810
Series C, 7.375% (b)	2,623	63,896
		338,929
FINANCIALS - 16.2%
Banks - 7.9%
Associated Banc-Corp. 6.625% (b)(e)	1,000	25,400
Bank of America Corp.:
4.25%	4,750	88,398
4.375%	20,000	387,200
Cadence Bank 5.50%	1,000	21,580
Cullen/Frost Bankers, Inc. Series B 4.45%	3,000	59,640
Fifth Third Bancorp Series K 4.95%	1,500	34,035
First Republic Bank:
4.125%	10,000	175,600
Series M, 4.00%	10,000	171,100
Huntington Bancshares, Inc. Series H, 4.50%	6,950	136,012
JPMorgan Chase & Co. 4.55%	47,900	970,454
KeyCorp 5.625%	1,738	41,243
Regions Financial Corp.:
4.45%	2,500	48,150
5.75% (b)	3,000	73,830
Truist Financial Corp. 4.75%	3,025	63,011
U.S. Bancorp:
4.50%	3,000	60,960
Series L, 3.75%	2,000	34,400
Series M, 4.00%	5,000	91,250
Wells Fargo & Co. Series Z, 4.75%	5,000	100,150
		2,582,413
Capital Markets - 3.6%
Affiliated Managers Group, Inc. 4.75%	3,000	58,740
Charles Schwab Corp. 4.45%	27,500	571,175
Morgan Stanley:
Series K, 5.85% (b)	11,275	282,439
Series O, 4.50%	2,300	43,332
Northern Trust Corp. Series E, 4.70%	1,000	21,420
Oaktree Capital Group LLC 6.55%	2,000	47,580
SCE Trust III 5.75% (b)	1,550	36,193
Stifel Financial Corp. Series D, 4.50%	5,000	94,750
		1,155,629
Consumer Finance - 0.1%
Navient Corp. 6.00%	1,500	29,175
Diversified Financial Services - 1.1%
Equitable Holdings, Inc.:
4.30%	2,000	38,000
Series A 5.25%	3,000	66,150
KKR Group Finance Co. IX LLC 4.625%	10,000	188,000
Voya Financial, Inc. Series B, 5.35% (b)	2,550	61,430
		353,580
Insurance - 3.5%
Aegon Funding Co. LLC 5.10%	3,950	81,844
Allstate Corp.:
5.10%	12,000	273,000
Series I, 4.75%	2,000	44,480
American Financial Group, Inc.:
4.50%	2,000	38,800
5.125%	1,000	21,680
Athene Holding Ltd.:
Series C, 6.375% (b)	4,000	100,840
Series D, 4.875%	5,425	102,370
Series E, 7.75% (b)	1,000	26,050
MetLife, Inc. Series F 4.75%	4,000	87,000
PartnerRe Ltd. 4.875%	3,150	66,710
Prudential Financial, Inc. 4.125%	3,000	58,650
RenaissanceRe Holdings Ltd. Series G, 4.20%	1,550	26,784
W.R. Berkley Corp. 4.25%	11,000	212,850
		1,141,058
TOTAL FINANCIALS		5,261,855
REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Digital Realty Trust, Inc.:
5.25%	750	16,823
Series L, 5.20%	3,000	66,930
Public Storage 4.00%	20,000	368,600
Summit Hotel Properties, Inc. Series F, 5.875%	775	14,795
		467,148
Real Estate Management & Development - 0.1%
Brookfield Property Partners LP:
5.75%	1,550	27,141
6.375%	825	15,106
		42,247
TOTAL REAL ESTATE		509,395
UTILITIES - 3.7%
Electric Utilities - 2.3%
Pacific Gas & Electric Co. Series A	8,000	177,600
SCE Trust II 5.10%	705	14,678
SCE Trust V 5.45% (b)	1,550	35,387
Southern Co.:
4.20%	13,000	253,240
Series A, 4.95%	11,825	259,086
		739,991
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Partners LP 5.25%	2,395	48,523
Multi-Utilities - 1.3%
Algonquin Power & Utilities Corp. Series A, 6.20% (b)	4,000	92,516
Brookfield Infrastructure Partners LP:
5.125%	825	15,551
Class A 5.00%	825	15,205
CMS Energy Corp. 5.875%	4,000	97,920
DTE Energy Co. 4.375%	2,825	56,924
NiSource, Inc. 6.50% (b)	4,000	100,400
SCE Trust VI	2,375	47,666
		426,182
TOTAL UTILITIES		1,214,696
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $9,039,678)		7,922,565

Preferred Securities - 60.4%
	Principal Amount (a)	Value ($)
CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.7%
General Motors Financial Co., Inc. 5.7% 12/31/99 (b)(f)	227,000	210,486
ENERGY - 4.5%
Oil, Gas & Consumable Fuels - 4.5%
BP Capital Markets PLC:
4.375% (b)(f)	125,000	121,591
4.875% (b)(f)	450,000	416,514
Enbridge, Inc.:
5.5% 7/15/77 (b)	126,000	117,224
5.75% 7/15/80 (b)	126,000	119,072
6% 1/15/77 (b)	68,000	65,363
6.25% 3/1/78 (b)	123,000	117,701
Energy Transfer LP:
3 month U.S. LIBOR + 4.020% 8.8916% (b)(c)(f)	125,000	118,870
7.125% (b)(f)	300,000	272,959
EnLink Midstream Partners LP 3 month U.S. LIBOR + 4.110% 8.879% 12/31/99 (b)(c)(f)	31,000	27,551
Plains All American Pipeline LP 3 month U.S. LIBOR + 4.110% 8.9736% (b)(c)(f)	95,000	87,727
		1,464,572
FINANCIALS - 49.4%
Banks - 32.4%
Bank of America Corp.:
5.875% (b)(f)	863,000	829,389
6.1% (b)(f)	100,000	101,780
6.125% (b)(f)	100,000	98,041
Citigroup, Inc.:
3.875% (b)(f)	511,000	459,017
4.15% (b)(f)	89,000	76,574
5.95% (b)(f)	418,000	415,752
6.3% (b)(f)	745,000	741,050
Citizens Financial Group, Inc. 6% (b)(f)	247,000	241,148
Fifth Third Bancorp 4.5% (b)(f)	50,000	48,207
Huntington Bancshares, Inc.:
4.45% 12/31/99 (b)(f)	574,000	535,894
5.625% (b)(f)	351,000	335,393
5.7% (b)(f)	184,000	183,931
JPMorgan Chase & Co.:
5% (b)(f)	351,000	342,266
6.1% (b)(f)	321,000	327,317
KeyCorp 5% (b)(f)	75,000	71,576
M&T Bank Corp.:
3.5% (b)(f)	30,000	24,301
5.125% (b)(f)	450,000	426,483
PNC Financial Services Group, Inc.:
5% (b)(f)	1,592,000	1,510,119
6% (b)(f)	225,000	218,106
Regions Financial Corp. 5.75% 12/31/99 (b)	75,000	74,611
SVB Financial Group:
4.25% 12/31/99 (b)(f)	125,000	88,661
4.7% 12/31/99 (b)(f)	60,000	41,465
Truist Financial Corp.:
4.95% (b)(f)	50,000	49,503
5.1% (b)(f)	478,000	468,583
5.125% 12/31/99 (b)(f)	1,130,000	1,007,342
U.S. Bancorp:
3.7% (b)(f)	275,000	232,616
5.3% (b)(f)	100,000	92,169
Wells Fargo & Co.:
3.9% (b)(f)	141,000	127,268
5.9% (b)(f)	1,371,000	1,358,316
		10,526,878
Capital Markets - 13.5%
Bank of New York Mellon Corp.:
3.7% (b)(f)	425,000	390,058
3.75% (b)(f)	96,000	80,870
4.625% (b)(f)	200,000	186,137
Charles Schwab Corp.:
4% (b)(f)	831,000	710,837
5% (b)(f)	75,000	71,438
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 2.870% 7.7333% (b)(c)(f)	616,000	612,601
4.125% (b)(f)	29,000	25,271
4.4% (b)(f)	894,000	813,218
5.3% (b)(f)	279,000	275,973
Morgan Stanley:
5.3% (b)(f)	765,000	774,891
5.875% (b)(f)	125,000	126,832
Northern Trust Corp. 4.6% (b)(f)	50,000	47,138
State Street Corp. 5.625% (b)(f)	263,000	256,884
		4,372,148
Consumer Finance - 2.5%
Ally Financial, Inc. 4.7% (b)(f)	250,000	196,375
American Express Co. 3.55% (b)(f)	232,000	198,684
Capital One Financial Corp. 3.95% (b)(f)	400,000	341,510
Discover Financial Services 5.5% 12/31/99 (b)(f)	100,000	87,095
		823,664
Diversified Financial Services - 0.2%
Equitable Holdings, Inc. 4.95% (b)(f)	75,000	73,024
Insurance - 0.8%
Markel Corp. 6% (b)(f)	100,000	100,217
MetLife, Inc. 3.85% (b)(f)	125,000	119,601
SBL Holdings, Inc. 6.5% 12/31/99 (b)(d)(f)	34,000	26,238
		246,056
TOTAL FINANCIALS		16,041,770
INDUSTRIALS - 1.6%
Trading Companies & Distributors - 1.6%
AerCap Holdings NV 5.875% 10/10/79 (b)	150,000	146,541
Air Lease Corp.:
4.125% 12/31/99 (b)(f)	56,000	43,906
4.65% (b)(f)	250,000	226,304
Aircastle Ltd. 5.25% 12/31/99 (b)(d)(f)	126,000	105,120
		521,871
UTILITIES - 4.2%
Electric Utilities - 1.4%
Duke Energy Corp. 4.875% (b)(f)	225,000	222,717
Edison International:
5% (b)(f)	64,000	56,591
5.375% (b)(f)	191,000	178,609
		457,917
Independent Power and Renewable Electricity Producers - 1.2%
Vistra Corp.:
7% (b)(d)(f)	295,000	280,234
8% (b)(d)(f)	90,000	89,110
		369,344
Multi-Utilities - 1.6%
CenterPoint Energy, Inc. 6.125% 12/31/99 (b)	96,000	97,182
Dominion Energy, Inc.:
4.35% (b)(f)	85,000	75,110
4.65% (b)(f)	75,000	69,916
Sempra Energy 4.875% (b)(f)	301,000	289,253
		531,461
TOTAL UTILITIES		1,358,722
TOTAL PREFERRED SECURITIES (Cost $21,232,616)		19,597,421

Money Market Funds - 2.8%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (g) (Cost $915,749)	915,566	915,749

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $35,553,518)	32,335,311
NET OTHER ASSETS (LIABILITIES) - 0.4%	125,337
NET ASSETS - 100.0%	32,460,648

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,068,179 or 3.3% of net assets.

(e)	Non-income producing
(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	1,165,886	4,633,463	4,883,600	11,189	-	-	915,749	0.0%
Total	1,165,886	4,633,463	4,883,600	11,189	-	-	915,749

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	597,690	597,690	-	-
Energy	338,929	338,929	-	-
Financials	5,261,855	5,236,455	25,400	-
Real Estate	509,395	509,395	-	-
Utilities	1,214,696	1,214,696	-	-

Corporate Bonds	3,899,576	-	3,899,576	-

Preferred Securities	19,597,421	-	19,597,421	-

Money Market Funds	915,749	915,749	-	-
Total Investments in Securities:	32,335,311	8,812,914	23,522,397	-

Fidelity® Preferred Securities & Income ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		February 28, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $34,637,769)	$31,419,562
Fidelity Central Funds (cost $915,749)	915,749

Total Investment in Securities (cost $35,553,518)		$32,335,311
Cash		14,924
Receivable for investments sold		152,003
Dividends receivable		44,152
Interest receivable		58,727
Distributions receivable from Fidelity Central Funds		2,133
Total assets		32,607,250
Liabilities
Distributions payable	$130,200
Accrued management fee	16,402
Total Liabilities		146,602
Net Assets		$32,460,648
Net Assets consist of:
Paid in capital		$38,340,205
Total accumulated earnings (loss)		(5,879,557)
Net Assets		$32,460,648
Net Asset Value , offering price and redemption price per share ($32,460,648 ÷ 1,550,000 shares)		$20.94

Statement of Operations
		Six months ended February 28, 2023 (Unaudited)
Investment Income
Dividends		$798,681
Interest		187,051
Income from Fidelity Central Funds		11,189
Total Income		996,921
Expenses
Management fee	$93,193
Independent trustees' fees and expenses	48
Total expenses before reductions	93,241
Expense reductions	(46)
Total expenses after reductions		93,195
Net Investment income (loss)		903,726
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,294,944)
Total net realized gain (loss)		(1,294,944)
Change in net unrealized appreciation (depreciation) on investment securities		1,604,816
Net gain (loss)		309,872
Net increase (decrease) in net assets resulting from operations		$1,213,598
Statement of Changes in Net Assets

	Six months ended February 28, 2023 (Unaudited)	Year ended August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$903,726	$1,028,374
Net realized gain (loss)	(1,294,944)	(1,304,286)
Change in net unrealized appreciation (depreciation)	1,604,816	(4,847,016)
Net increase (decrease) in net assets resulting from operations	1,213,598	(5,122,928)
Distributions to shareholders	(806,000)	(1,189,250)
Share transactions
Proceeds from sales of shares	-	34,118,167
Cost of shares redeemed	(1,015,599)	(1,037,642)
Net increase (decrease) in net assets resulting from share transactions	(1,015,599)	33,080,525
Total increase (decrease) in net assets	(608,001)	26,768,347

Net Assets
Beginning of period	33,068,649	6,300,302
End of period	$32,460,648	$33,068,649

Other Information
Shares
Sold	-	1,400,000
Redeemed	(50,000)	(50,000)
Net increase (decrease)	(50,000)	1,350,000

Financial Highlights
Fidelity® Preferred Securities & Income ETF

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$20.67	$25.20	$25.00
Income from Investment Operations
Net investment income (loss) B,C	.581	.886	.170
Net realized and unrealized gain (loss)	.209	(4.485)	.187
Total from investment operations	.790	(3.599)	.357
Distributions from net investment income	(.520)	(.931)	(.157)
Total distributions	(.520)	(.931)	(.157)
Net asset value, end of period	$20.94	$20.67	$25.20
Total Return D,E,F	3.97%	(14.50)%	1.44%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.59% I	.59%	.59% I
Expenses net of fee waivers, if any	.59% I	.59%	.59% I
Expenses net of all reductions	.59% I	.59%	.59% I
Net investment income (loss)	5.77% I	3.98%	3.16% I
Supplemental Data
Net assets, end of period (000 omitted)	$32,461	$33,069	$6,300
Portfolio turnover rate J	35% I	21%	-%

A For the period June 15, 2021 (commencement of operations) through August 31, 2021.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Based on net asset value.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended February 28, 2023

1.   Organization.
Fidelity High Yield Factor ETF and Fidelity Preferred Securities & Income ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. Fidelity Preferred Securities & Income ETF is a non-diversified exchange-traded fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2.   Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3.   Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2023 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes   and for processing shareholder transactions, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period   and prior business day, respectively. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the New York Stock Exchange, Archipelago Exchange (NYSE Arca) for Fidelity High Yield Factor ETF, and of the Cboe BZX Exchange, Inc. (CboeBZX) for Fidelity Preferred Securities & Income ETF. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships, capital loss carryforwards, prior period premium and discount on debt securities, redemptions in kind, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity High Yield Factor ETF	$296,869,145	$1,109,350	$(21,895,379)	$(20,786,029)
Fidelity Preferred Securities & Income ETF	35,575,241	296,988	(3,536,918)	(3,239,930)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and maybe limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
Fidelity High Yield Factor ETF	$-	$-	$-
Fidelity Preferred Securities & Income ETF	(1,173,624)	(112,821)	(1,286,445)

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2021 to August 31, 2022. Loss deferrals were as follows:

Capital Losses
Fidelity High Yield Factor ETF	$(15,325,843)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4.   Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity High Yield Factor ETF	69,580,284	67,384,202
Fidelity Preferred Securities & Income ETF	5,316,140	6,251,926

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity High Yield Factor ETF	17,898,596	15,665,143
5.   Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of each Fund's average net assets as noted in the table below. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Fee Rate
Fidelity High Yield Factor ETF	.45%
Fidelity Preferred Securities & Income ETF	.59%

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Preferred Securities & Income ETF	15

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6.   Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity High Yield Factor ETF	$1,147
Fidelity Preferred Securities & Income ETF	46
7.   Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities and/or cash to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
8.   Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9.   Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2022 to February 28, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During Period- C September 1, 2022 to February 28, 2023

Fidelity® High Yield Factor ETF	.45%
Actual		$ 1,000	$ 1,027.20	$ 2.26
Hypothetical- B		$ 1,000	$ 1,022.56	$ 2.26

Fidelity® Preferred Securities & Income ETF	.59%
Actual		$ 1,000	$ 1,039.70	$ 2.98
Hypothetical- B		$ 1,000	$ 1,021.87	$ 2.96

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage each Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund's Board of Trustees (the Board) has designated each Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factor specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9887635.104
HIE-SANN-0423
Fidelity® Sustainable High Yield ETF

Semi-Annual Report
February 28, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary February 28, 2023 (Unaudited)
Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
CCO Holdings LLC/CCO Holdings Capital Corp.	2.8
Uber Technologies, Inc.	2.5
New Fortress Energy, Inc.	2.2
Community Health Systems, Inc.	2.0
MPT Operating Partnership LP/MPT Finance Corp.	1.9
Tenet Healthcare Corp.	1.7
WASH Multifamily Acquisition Inc.	1.6
OneMain Finance Corp.	1.6
Stericycle, Inc.	1.6
Go Daddy Operating Co. LLC / GD Finance Co., Inc.	1.5
19.4

Market Sectors (% of Fund's net assets)

Energy	14.8
Technology	11.7
Services	8.4
Healthcare	8.0
Telecommunications	5.9

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Foreign investments - 21%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Schedule of Investments February 28, 2023 (Unaudited)

Showing Percentage of Net Assets
Corporate Bonds - 96.1%
	Principal Amount (a)	Value ($)
Convertible Bonds - 1.8%
Broadcasting - 1.0%
DISH Network Corp.:
2.375% 3/15/24	20,000	18,370
3.375% 8/15/26	120,000	76,690
		95,060
Gaming - 0.1%
DraftKings, Inc. 0% 3/15/28	14,000	9,702
Homebuilders/Real Estate - 0.4%
Redfin Corp. 0.5% 4/1/27	61,000	36,685
Super Retail - 0.1%
Wayfair LLC 0.625% 10/1/25	12,000	8,905
Technology - 0.2%
MicroStrategy, Inc. 0% 2/15/27	18,000	8,424
Oak Street Health, Inc. 0% 3/15/26	8,000	7,401
		15,825
TOTAL CONVERTIBLE BONDS		166,177
Nonconvertible Bonds - 94.3%
Aerospace - 2.4%
ATI, Inc. 4.875% 10/1/29	50,000	44,768
Bombardier, Inc. 6% 2/15/28 (b)	105,000	98,379
Howmet Aerospace, Inc. 3% 1/15/29	15,000	12,881
Triumph Group, Inc.:
8.875% 6/1/24 (b)	34,000	35,371
9% 3/15/28 (b)(c)	25,000	25,000
		216,399
Air Transportation - 0.3%
Rand Parent LLC 8.5% 2/15/30 (b)	30,000	28,803
Automotive & Auto Parts - 1.0%
McLaren Finance PLC 7.5% 8/1/26 (b)	25,000	19,379
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 10.1636% 10/15/26 (b)(d)(e)	70,000	68,250
		87,629
Broadcasting - 0.6%
DISH Network Corp. 11.75% 11/15/27 (b)	20,000	20,265
TEGNA, Inc. 4.75% 3/15/26 (b)	30,000	28,500
		48,765
Building Materials - 0.4%
Cornerstone Building Brands, Inc. 6.125% 1/15/29 (b)	40,000	29,001
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)	10,000	9,543
		38,544
Cable/Satellite TV - 3.6%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 1/15/34 (b)	50,000	37,428
4.75% 2/1/32 (b)	265,000	214,645
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (b)	50,000	44,701
DISH DBS Corp. 5.75% 12/1/28 (b)	5,000	3,994
UPC Broadband Finco BV 4.875% 7/15/31 (b)	30,000	25,328
		326,096
Capital Goods - 0.7%
Patrick Industries, Inc. 4.75% 5/1/29 (b)	50,000	42,506
Regal Rexnord Corp.:
6.05% 4/15/28 (b)	5,000	4,889
6.3% 2/15/30 (b)	2,000	1,957
Vertical Holdco GmbH 7.625% 7/15/28 (b)	14,000	12,851
		62,203
Chemicals - 4.4%
Methanex Corp.:
5.125% 10/15/27	70,000	65,795
5.65% 12/1/44	75,000	61,125
NOVA Chemicals Corp.:
4.25% 5/15/29 (b)	30,000	24,839
4.875% 6/1/24 (b)	20,000	19,601
Nufarm Australia Ltd. 5% 1/27/30 (b)	45,000	39,285
Olympus Water U.S. Holding Corp. 6.25% 10/1/29 (b)	60,000	48,634
The Chemours Co. LLC 4.625% 11/15/29 (b)	165,000	133,909
		393,188
Consumer Products - 0.2%
Macy's Retail Holdings LLC 5.875% 4/1/29 (b)	16,000	14,534
Containers - 0.5%
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26	50,000	47,750
Diversified Financial Services - 3.3%
Coinbase Global, Inc.:
3.375% 10/1/28 (b)	30,000	19,650
3.625% 10/1/31 (b)	20,000	12,062
Fortress Transportation & Infrastructure Investors LLC 5.5% 5/1/28 (b)	40,000	35,722
Hightower Holding LLC 6.75% 4/15/29 (b)	40,000	33,838
HTA Group Ltd. 7% 12/18/25 (b)	30,000	28,356
OneMain Finance Corp. 3.875% 9/15/28	180,000	143,100
StoneX Group, Inc. 8.625% 6/15/25 (b)	25,000	25,145
		297,873
Energy - 14.5%
Altus Midstream LP 5.875% 6/15/30 (b)	30,000	27,726
Archrock Partners LP / Archrock Partners Finance Corp. 6.25% 4/1/28 (b)	30,000	28,478
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)	105,000	92,671
California Resources Corp. 7.125% 2/1/26 (b)	100,000	100,755
CGG SA 8.75% 4/1/27 (b)	67,000	58,700
CNX Resources Corp.:
6% 1/15/29 (b)	40,000	36,265
7.375% 1/15/31 (b)	5,000	4,764
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6% 2/1/29 (b)	80,000	72,776
CVR Energy, Inc. 5.25% 2/15/25 (b)	131,000	125,760
Energean PLC 6.5% 4/30/27 (b)	40,000	36,800
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29	35,000	32,376
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (b)	40,000	36,300
MEG Energy Corp. 5.875% 2/1/29 (b)	100,000	93,267
New Fortress Energy, Inc.:
6.5% 9/30/26 (b)	205,000	187,575
6.75% 9/15/25 (b)	5,000	4,688
Northern Oil & Gas, Inc. 8.125% 3/1/28 (b)	30,000	28,950
Oceaneering International, Inc. 6% 2/1/28	50,000	47,431
SM Energy Co. 6.5% 7/15/28	30,000	27,675
Sunnova Energy Corp. 5.875% 9/1/26 (b)	80,000	69,712
Sunoco LP/Sunoco Finance Corp. 4.5% 5/15/29	60,000	52,657
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6% 3/1/27 (b)	25,000	23,212
Teine Energy Ltd. 6.875% 4/15/29 (b)	70,000	64,013
Transocean Titan Finance Ltd. 8.375% 2/1/28 (b)	8,000	8,166
Transocean, Inc. 8.75% 2/15/30 (b)	10,000	10,175
Weatherford International Ltd. 8.625% 4/30/30 (b)	30,000	29,960
		1,300,852
Environmental - 2.9%
Covanta Holding Corp. 4.875% 12/1/29 (b)	136,000	114,873
Darling Ingredients, Inc. 6% 6/15/30 (b)	5,000	4,831
Stericycle, Inc.:
3.875% 1/15/29 (b)	80,000	68,581
5.375% 7/15/24 (b)	70,000	68,972
		257,257
Food & Drug Retail - 1.5%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.25% 3/15/26 (b)	50,000	45,879
4.875% 2/15/30 (b)	25,000	22,433
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)	35,000	21,175
Parkland Corp. 4.625% 5/1/30 (b)	55,000	45,788
		135,275
Food/Beverage/Tobacco - 1.3%
HLF Financing SARL LLC / Herbalife International, Inc. 4.875% 6/1/29 (b)	5,000	3,874
Post Holdings, Inc. 4.5% 9/15/31 (b)	30,000	25,262
TreeHouse Foods, Inc. 4% 9/1/28	30,000	25,730
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)	45,000	35,867
U.S. Foods, Inc. 4.625% 6/1/30 (b)	30,000	26,203
		116,936
Gaming - 1.3%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)	120,000	111,758
Healthcare - 8.0%
Akumin Escrow, Inc. 7.5% 8/1/28 (b)	30,000	21,000
Cano Health, Inc. 6.25% 10/1/28 (b)	59,000	38,350
Catalent Pharma Solutions 3.5% 4/1/30 (b)	70,000	60,797
Charles River Laboratories International, Inc. 3.75% 3/15/29 (b)	10,000	8,682
Community Health Systems, Inc.:
4.75% 2/15/31 (b)	104,000	80,340
5.25% 5/15/30 (b)	70,000	56,008
6.875% 4/15/29 (b)	35,000	24,479
8% 3/15/26 (b)	20,000	19,500
DaVita HealthCare Partners, Inc. 3.75% 2/15/31 (b)	75,000	56,633
Encompass Health Corp. 4.625% 4/1/31	30,000	25,652
HealthEquity, Inc. 4.5% 10/1/29 (b)	70,000	61,179
Horizon Pharma U.S.A., Inc. 5.5% 8/1/27 (b)	30,000	30,484
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)	65,000	57,342
RegionalCare Hospital Partners Holdings, Inc. 5.375% 1/15/29 (b)	50,000	32,817
Tenet Healthcare Corp. 6.125% 10/1/28	160,000	148,000
		721,263
Homebuilders/Real Estate - 4.1%
Howard Hughes Corp. 4.375% 2/1/31 (b)	65,000	52,962
MPT Operating Partnership LP/MPT Finance Corp.:
4.625% 8/1/29	25,000	18,688
5% 10/15/27	190,000	155,958
Railworks Holdings LP 8.25% 11/15/28 (b)	30,000	28,071
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (b)	35,000	23,975
Rithm Capital Corp. 6.25% 10/15/25 (b)	30,000	27,371
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.125% 8/1/30 (b)	50,000	44,125
Uniti Group LP / Uniti Group Finance, Inc. 10.5% 2/15/28 (b)	20,000	20,004
		371,154
Hotels - 0.9%
Hilton Domestic Operating Co., Inc. 3.625% 2/15/32 (b)	100,000	82,099
Insurance - 0.3%
Radian Group, Inc. 6.625% 3/15/25	30,000	29,978
Leisure - 2.5%
Carnival Corp. 6% 5/1/29 (b)	125,000	96,940
Constellation Merger Sub, Inc. 8.5% 9/15/25 (b)	25,000	20,875
MajorDrive Holdings IV LLC 6.375% 6/1/29 (b)	35,000	27,051
Royal Caribbean Cruises Ltd. 5.5% 4/1/28 (b)	95,000	82,802
		227,668
Metals/Mining - 3.4%
Coeur d'Alene Mines Corp. 5.125% 2/15/29 (b)	30,000	22,704
Eldorado Gold Corp. 6.25% 9/1/29 (b)	35,000	30,776
ERO Copper Corp. 6.5% 2/15/30 (b)	75,000	63,469
First Quantum Minerals Ltd. 6.875% 10/15/27 (b)	30,000	28,069
FMG Resources Pty Ltd. 6.125% 4/15/32 (b)	60,000	56,700
IAMGOLD Corp. 5.75% 10/15/28 (b)	40,000	29,900
Mineral Resources Ltd. 8.5% 5/1/30 (b)	75,000	75,091
		306,709
Paper - 2.5%
Berry Global, Inc. 5.625% 7/15/27 (b)	70,000	67,375
Clydesdale Acquisition Holdings, Inc. 6.625% 4/15/29 (b)	40,000	38,162
Domtar Corp. 6.75% 10/1/28 (b)	30,000	27,000
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (b)	34,000	31,874
Mercer International, Inc. 5.125% 2/1/29	70,000	57,397
		221,808
Restaurants - 1.7%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 3.5% 2/15/29 (b)	40,000	33,922
Yum! Brands, Inc. 4.625% 1/31/32	130,000	114,912
		148,834
Services - 8.2%
Adtalem Global Education, Inc. 5.5% 3/1/28 (b)	37,000	34,060
AECOM 5.125% 3/15/27	50,000	47,816
APX Group, Inc. 5.75% 7/15/29 (b)	40,000	33,513
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (b)	55,000	46,020
Dun & Bradstreet Corp. 5% 12/15/29 (b)	12,000	9,927
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)	25,000	24,317
Hertz Corp. 4.625% 12/1/26 (b)	50,000	44,527
KAR Auction Services, Inc. 5.125% 6/1/25 (b)	18,000	17,545
Life Time, Inc. 8% 4/15/26 (b)	30,000	28,907
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)	20,000	18,908
Sotheby's 7.375% 10/15/27 (b)	30,000	28,301
StoneMor, Inc. 8.5% 5/15/29 (b)	30,000	21,690
Tempo Acquisition LLC 5.75% 6/1/25 (b)	30,000	29,700
Uber Technologies, Inc. 4.5% 8/15/29 (b)	233,000	205,991
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)	155,000	144,186
		735,408
Steel - 0.6%
Infrabuild Australia Pty Ltd. 12% 10/1/24 (b)	50,000	48,375
Super Retail - 3.9%
At Home Group, Inc. 4.875% 7/15/28 (b)	30,000	22,050
Bath & Body Works, Inc. 6.95% 3/1/33	30,000	26,100
Carvana Co. 4.875% 9/1/29 (b)	130,000	61,493
EG Global Finance PLC 6.75% 2/7/25 (b)	50,000	45,125
Hanesbrands, Inc. 4.625% 5/15/24 (b)	45,000	44,969
LBM Acquisition LLC 6.25% 1/15/29 (b)	40,000	28,498
Michaels Companies, Inc. 5.25% 5/1/28 (b)	70,000	58,256
Nordstrom, Inc. 4.375% 4/1/30	25,000	19,719
Upbound Group, Inc. 6.375% 2/15/29 (b)	50,000	42,894
		349,104
Technology - 11.4%
Athenahealth Group, Inc. 6.5% 2/15/30 (b)	30,000	23,728
Atkore, Inc. 4.25% 6/1/31 (b)	30,000	26,117
Black Knight InfoServ LLC 3.625% 9/1/28 (b)	30,000	25,950
Broadcom, Inc. 2.6% 2/15/33 (b)	35,000	26,452
Coherent Corp. 5% 12/15/29 (b)	35,000	30,664
CommScope, Inc. 4.75% 9/1/29 (b)	45,000	36,675
Elastic NV 4.125% 7/15/29 (b)	110,000	90,276
Entegris Escrow Corp. 5.95% 6/15/30 (b)	76,000	70,687
Entegris, Inc. 3.625% 5/1/29 (b)	110,000	91,212
Gen Digital, Inc. 5% 4/15/25 (b)	55,000	53,425
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.5% 3/1/29 (b)	160,000	134,045
Match Group Holdings II LLC 4.625% 6/1/28 (b)	50,000	44,413
MicroStrategy, Inc. 6.125% 6/15/28 (b)	10,000	8,300
NCR Corp. 6.125% 9/1/29 (b)	52,500	51,056
onsemi 3.875% 9/1/28 (b)	15,000	13,183
Open Text Corp. 3.875% 12/1/29 (b)	55,000	44,394
Open Text Holdings, Inc.:
4.125% 2/15/30 (b)	10,000	8,229
4.125% 12/1/31 (b)	3,000	2,387
Rackspace Hosting, Inc. 3.5% 2/15/28 (b)	15,000	9,131
Sensata Technologies BV 4% 4/15/29 (b)	30,000	26,459
Twilio, Inc. 3.625% 3/15/29	70,000	58,804
Uber Technologies, Inc. 8% 11/1/26 (b)	20,000	20,305
Virtusa Corp. 7.125% 12/15/28 (b)	40,000	33,219
VM Consolidated, Inc. 5.5% 4/15/29 (b)	110,000	97,412
		1,026,523
Telecommunications - 5.9%
Altice Financing SA 5.75% 8/15/29 (b)	90,000	73,603
Altice France Holding SA 6% 2/15/28 (b)	120,000	82,500
Altice France SA 5.125% 7/15/29 (b)	35,000	27,007
Frontier Communications Holdings LLC 8.75% 5/15/30 (b)	25,000	25,281
Level 3 Financing, Inc. 3.75% 7/15/29 (b)	180,000	113,150
Millicom International Cellular SA 4.5% 4/27/31 (b)	40,000	32,300
SBA Communications Corp. 3.125% 2/1/29	40,000	33,028
Uniti Group, Inc. 6% 1/15/30 (b)	130,000	80,573
Virgin Media Finance PLC 5% 7/15/30 (b)	30,000	24,450
Zayo Group Holdings, Inc. 6.125% 3/1/28 (b)	55,000	34,647
		526,539
Textiles/Apparel - 0.9%
Crocs, Inc. 4.125% 8/15/31 (b)	70,000	57,400
Victoria's Secret & Co. 4.625% 7/15/29 (b)	30,000	24,466
		81,866
Transportation Ex Air/Rail - 0.3%
Seaspan Corp. 5.5% 8/1/29 (b)	40,000	30,102
Utilities - 0.8%
PG&E Corp. 5% 7/1/28	35,000	31,957
Pike Corp. 5.5% 9/1/28 (b)	15,000	13,017
TerraForm Power Operating LLC 4.75% 1/15/30 (b)	30,000	25,933
		70,907
TOTAL NONCONVERTIBLE BONDS		8,462,199
TOTAL CORPORATE BONDS (Cost $9,329,233)		8,628,376

Common Stocks - 0.9%
	Shares	Value ($)
Automotive & Auto Parts - 0.1%
Aptiv PLC (f)	100	11,628
Cable/Satellite TV - 0.1%
Charter Communications, Inc. Class A (f)	28	10,293
Capital Goods - 0.2%
Regal Rexnord Corp.	80	12,611
Energy - 0.3%
Denbury, Inc. (f)	150	12,506
New Fortress Energy, Inc.	400	13,196
TOTAL ENERGY		25,702
Healthcare - 0.0%
Cano Health, Inc. (f)	1,400	2,310
Technology - 0.1%
Coherent Corp. (f)	230	9,920
Utilities - 0.1%
EQT Corp.	230	7,631
TOTAL COMMON STOCKS (Cost $75,370)		80,095

Bank Loan Obligations - 0.2%
	Principal Amount (a)	Value ($)
Services - 0.2%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 9.0646% 6/21/24 (d)(e)(g)	990	933
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.735% 4/11/29 (d)(e)(g)	15,000	13,763

TOTAL BANK LOAN OBLIGATIONS (Cost $14,260)		14,696

Preferred Securities - 0.7%
	Principal Amount (a)	Value ($)
Banks & Thrifts - 0.7%
Ally Financial, Inc. 4.7% (d)(h) (Cost $76,525)	80,000	62,840

Money Market Funds - 1.4%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (i) (Cost $128,398)	128,372	128,398

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $9,623,786)	8,914,405
NET OTHER ASSETS (LIABILITIES) - 0.7%	61,843
NET ASSETS - 100.0%	8,976,248

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,132,902 or 79.5% of net assets.

(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Non-income producing
(g)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	299,904	763,797	935,303	2,434	-	-	128,398	0.0%
Total	299,904	763,797	935,303	2,434	-	-	128,398

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	10,293	10,293	-	-
Consumer Discretionary	11,628	11,628	-	-
Energy	33,333	33,333	-	-
Health Care	2,310	2,310	-	-
Industrials	12,611	12,611	-	-
Information Technology	9,920	9,920	-	-

Corporate Bonds	8,628,376	-	8,628,376	-

Bank Loan Obligations	14,696	-	14,696	-

Preferred Securities	62,840	-	62,840	-

Money Market Funds	128,398	128,398	-	-
Total Investments in Securities:	8,914,405	208,493	8,705,912	-

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		February 28, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $9,495,388)	$8,786,007
Fidelity Central Funds (cost $128,398)	128,398

Total Investment in Securities (cost $9,623,786)		$8,914,405
Dividends receivable		35
Interest receivable		140,791
Distributions receivable from Fidelity Central Funds		268
Total assets		9,055,499
Liabilities
Payable for investments purchased on a delayed delivery basis	$25,000
Distributions payable	49,600
Accrued management fee	4,651
Total Liabilities		79,251
Net Assets		$8,976,248
Net Assets consist of:
Paid in capital		$10,029,358
Total accumulated earnings (loss)		(1,053,110)
Net Assets		$8,976,248
Net Asset Value , offering price and redemption price per share ($8,976,248 ÷ 200,000 shares)		$44.88

Statement of Operations
		Six months ended February 28, 2023 (Unaudited)
Investment Income
Dividends		$3,219
Interest		310,291
Income from Fidelity Central Funds		2,434
Total Income		315,944
Expenses
Management fee	$24,601
Independent trustees' fees and expenses	14
Total expenses before reductions	24,615
Expense reductions	(66)
Total expenses after reductions		24,549
Net Investment income (loss)		291,395
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(183,548)
Total net realized gain (loss)		(183,548)
Change in net unrealized appreciation (depreciation) on investment securities		102,896
Net gain (loss)		(80,652)
Net increase (decrease) in net assets resulting from operations		$210,743
Statement of Changes in Net Assets

	Six months ended February 28, 2023 (Unaudited)	For the period February 15, 2022 (commencement of operations) through August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$291,395	$280,716
Net realized gain (loss)	(183,548)	(169,092)
Change in net unrealized appreciation (depreciation)	102,896	(812,277)
Net increase (decrease) in net assets resulting from operations	210,743	(700,653)
Distributions to shareholders	(286,000)	(277,200)
Share transactions
Proceeds from sales of shares	-	10,029,358
Net increase (decrease) in net assets resulting from share transactions	-	10,029,358
Total increase (decrease) in net assets	(75,257)	9,051,505

Net Assets
Beginning of period	9,051,505	-
End of period	$8,976,248	$9,051,505

Other Information
Shares
Sold	-	200,000
Redeemed	-	-
Net increase (decrease)	-	200,000

Financial Highlights
Fidelity® Sustainable High Yield ETF

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$45.26	$50.00
Income from Investment Operations
Net investment income (loss) B,C	1.457	1.404
Net realized and unrealized gain (loss)	(.407)	(4.758)
Total from investment operations	1.050	(3.354)
Distributions from net investment income	(1.430)	(1.386)
Total distributions	(1.430)	(1.386)
Net asset value, end of period	$44.88	$45.26
Total Return D,E,F	2.41%	(6.78)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.55% I	.55% I
Expenses net of fee waivers, if any	.55% I	.55% I
Expenses net of all reductions	.55% I	.55% I
Net investment income (loss)	6.57% I	5.49% I
Supplemental Data
Net assets, end of period (000 omitted)	$8,976	$9,052
Portfolio turnover rate J	47% I	24% K

A For the period February 15, 2022 (commencement of operations) through August 31, 2022.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Based on net asset value.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Amount not annualized.

Notes to Financial Statements   (Unaudited)
For the period ended February 28, 2023

1. Organization.
Fidelity Sustainable High Yield ETF (the Fund) is an exchange-traded fund of Fidelity Covington Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes   and for processing shareholder transactions, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period   and prior business day, respectively. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE)business (normally 4:00 p.m. Eastern time) of the New York Stock Exchange, Archipelago Exchange (NYSE Arca). Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards, premium and discount on debt securities and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$87,434
Gross unrealized depreciation	(792,507)
Net unrealized appreciation (depreciation)	$(705,073)
Tax cost	$9,619,478

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Sustainable High Yield ETF	2,158,604	2,005,360

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .55% of average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholders meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Sustainable High Yield ETF	9,020	-	-

6. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $66.
7. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities and/or cash to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2022 to February 28, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During Period- C September 1, 2022 to February 28, 2023

Fidelity® Sustainable High Yield ETF	.55%
Actual		$ 1,000	$ 1,024.10	$ 2.76
Hypothetical- B		$ 1,000	$ 1,022.07	$ 2.76

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9904450.101
SHY-SANN-0423

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Covington Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Covington Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 20, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 20, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	April 20, 2023